Selected Quarterly Financial Data (unaudited) - Summary of Quarterly Results (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Total interest and dividend income	$ 90,578	$ 90,941	$ 87,878	$ 84,886	$ 88,771	$ 87,092	$ 88,156	$ 85,581	$ 88,805	$ 352,476	$ 349,634	$ 339,142
Interest expense	7,669	7,715	7,778	7,929	8,630	8,812	9,206	9,942	11,201	32,052	39,161	50,971
Net interest income	82,909	83,226	80,100	76,957	80,141	78,280	78,950	75,639	77,604	320,424	310,473	288,171
Provision for loan losses	3,319	2,749	1,500	(2,690)	(875)	(2,460)	3,500	534	10,000	684	11,574	30,145
Noninterest income	7,900	8,501	10,314	10,140	10,826	12,802	12,934	15,933	18,163	39,781	59,832	67,946
Noninterest expense	47,091	48,318	54,278	49,327	48,299	53,003	50,277	53,780	51,530	200,222	208,590	208,819
Net income	$ 26,697	$ 27,875	$ 22,502	$ 25,971	$ 28,604	$ 26,323	$ 24,318	$ 23,918	$ 21,684	$ 104,952	$ 96,243	$ 72,995
Earnings per share		$ 0.48	$ 0.39	$ 0.45	$ 0.49	$ 0.46	$ 0.42	$ 0.41	$ 0.37